Share-Based Compensation Expenses (Details) - Schedule of fair value of options and ordinary shares estimated at the dates of option grants	12 Months Ended
Dec. 31, 2021 $ / shares shares
Options grant on January 3, 2017 [Member]
Share-Based Compensation Expenses (Details) - Schedule of fair value of options and ordinary shares estimated at the dates of option grants [Line Items]
Options granted (in Shares) | shares	75,173,492
Exercise price	0.50
Fair value of option	$ 1.26
Fair value of ordinary shares	$ 1.72
Second options grant on January 3, 2017 [Member]
Share-Based Compensation Expenses (Details) - Schedule of fair value of options and ordinary shares estimated at the dates of option grants [Line Items]
Options granted (in Shares) | shares	112,760,238
Exercise price	0.50
Fair value of option	$ 1.27
Fair value of ordinary shares	$ 1.72
Options grant on December 31, 2019 [Member]
Share-Based Compensation Expenses (Details) - Schedule of fair value of options and ordinary shares estimated at the dates of option grants [Line Items]
Options granted (in Shares) | shares	83,772,346
Exercise price	1.00
Fair value of option	$ 0.71
Fair value of ordinary shares	$ 1.4
Second options grant on December 31, 2019 [Member]
Share-Based Compensation Expenses (Details) - Schedule of fair value of options and ordinary shares estimated at the dates of option grants [Line Items]
Options granted (in Shares) | shares	35,902,434
Exercise price	1.00
Fair value of option	$ 0.75
Fair value of ordinary shares	$ 1.4